ACQUISITION OF MINERA KOLPA - Disclosure of detailed information about pro-forma financial information presenting consolidated results assuming acquisition occurred (Details) - Minera Kolpa [Member]
$ in Millions
12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Revenue	$ 514.6
Net Income (loss)	$ (119.3)